Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
INVESTMENTS
5.	INVESTMENTS

The details of the Group’s financial investments for the years 2022 and 2021 are as follows:

	2022
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,623	-	-	2,623
Quoted bonds	-	489,081	-	489,081
Quoted funds and alternative investments	-	-	12,237	12,237
Quoted equities	-	10,845	13,201	24,046
Unquoted equities**	-	7,364	-	7,364
Expected credit losses and impairment	(629)	-	-	(629)
	1,994	507,290	25,438	534,722

	2021
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,934	-	-	2,934
Quoted bonds	-	418,445	-	418,445
Quoted funds and alternative investments	-	-	14,377	14,377
Quoted equities	-	13,721	14,162	27,883
Unquoted equities**	-	7,046	-	7,046
Expected credit losses and impairment	(463)	-	-	(463)
	2,471	439,212	28,539	470,222

*	In 2021, this included an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ’Specialized Investment Compound Co.’ a local company based in Jordan with a maturity date of 22 February 2016. The said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounting to USD 1,236 thousand were not paid on that maturity date.

This bond is backed up by collateral in the form of real estate properties. However, the Group management has provided USD 622 thousand which fully covers the remaining amount of the bond at as 31 December 2022 (2021: USD 441 thousand).

**	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,990 thousand (2021: USD 6,614 thousand) and USD 374 thousand (2021: USD 432 thousand). As at 31 December 2022 and 2021, the Group has measured the fair value of the unquoted investment valued at USD 6,990 thousand (2021: USD 6,614 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

As at 31 December 2022 and 2021, the Group has measured the fair value of the unquoted investment valued at USD 374 thousand (31 December 2021: USD 432 thousand), by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

There are no active markets for these investments.

The movement on the expected credit losses and impairment provision for the bonds at amortized cost is as follows:

	2022	2021
	USD ’000	USD ’000

Opening balance	463	397
Addition of provision for investment held at amortized cost	166	66
Ending balance	629	463

The addition of allowance for bonds at FVTOCI for the year 2022 of USD 138 thousand (see note 23) does not change the carrying amount of these investments (which are measured at fair value but gives rise to an equal and opposite gain in OCI).

The table below shows the sensitivity of the fair value of Level 3 financial assets as at 31 December 2022, 2021 and 2020:

	%	Positive impact	Negative impact	Valuation variables
		USD ’000	USD ’000
2022	+/- 10	724	(724)	Market multiples applied to a range of financial performance measures***
2021	+/- 10	663	(663)	Market multiples applied to a range of financial performance measures
2020	+/- 10	701	(701)	Market multiples applied to a range of financial performance measures And market multiples applied to implied value in a recent official sale offer

***	As at 31 December 2022, the fair value measurement of the unquoted equity investment valued at USD 6,990 thousand (2021: USD 6,614 thousand) (2020: USD 6,314 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 7,714 thousand to USD 6,266 thousand (2021: USD 7,277 thousand to USD 5,951 thousand) (2020: USD 5,612 thousand to USD 7,015 thousand).